FINANCIAL RISK MANAGEMENT (Details) - Schedule of Derivative Assets - GBP (£) £ in Millions		Dec. 31, 2019		Dec. 31, 2018
The Group [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Derivative Assets [Line Items]
Trading and other		£ 6,798		£ 7,221
Hedging		1,105		1,483
		7,903		8,704
Due from fellow Lloyds Banking Group undertakings		591		2,589
Derivative financial instruments		8,494	[1]	11,293	[2]
The Group [member] | Investment Grade [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Derivative Assets [Line Items]
Trading and other	[1]	5,531		5,901
Hedging	[1]	1,047		1,467
	[1]	6,578		7,368
The Group [member] | Other [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Derivative Assets [Line Items]
Trading and other	[2]	1,267		1,320
Hedging	[2]	58		16
	[2]	1,325		1,336
The Bank [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Derivative Assets [Line Items]
Trading and other		4,322		5,088
Hedging		179		400
		4,501		5,488
Due from fellow Lloyds Banking Group undertakings		9,137		9,943
Derivative financial instruments		13,638		15,431
The Bank [member] | Investment Grade [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Derivative Assets [Line Items]
Trading and other	[1]	4,113		4,563
Hedging	[1]	178		385
	[1]	4,291		4,948
The Bank [member] | Other [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Derivative Assets [Line Items]
Trading and other	[2]	209		525
Hedging	[2]	1		15
	[2]	£ 210		£ 540

[1]	Credit ratings equal to or better than 'BBB'.
[2]	Other comprises sub-investment grade (2019: 953 million for the Group and 135 million for the Bank; 2018: 1,282 million for the Group and 488 million for the Bank) and not rated (2019: 372 million for the Group and 75 million for the Bank; 2018: 54 million for the Group and 52 million for the Bank).